Supplemental Financial Information (Narrative) (Details) $ in Millions	Jun. 16, 2016 USD ($)
U.S. Notes | Emera US Finance LP | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Proceeds from Issuance of Unsecured Debt	$ 3,250